Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventories, net consist of the following (all amounts in thousands):
	2013	2012
Raw materials	$6,535	$6,255
Work-in-process	2,185	1,530
Finished goods	2,062	1,812
	$10,782	$9,597